UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Craig A. Drill d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address:  767 Fifth Avenue
          50th Floor
          New York, NY 10152

13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Craig A. Drill
Title:    Investment Manager / Managing Member
Phone:    (212) 508-5757

Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York           November 10, 2004
-----------------------     --------------------------    ----------------------
   [Signature]                     [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $98,182.90
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      13-F INFORMATION TABLE
                                                   CRAIG DRILL CAPITAL 9/30/2004
          COL 1               COL 2          COL 3      COL 4                       COL 5         COL 6   COL 7          COL 8
                              TITLE                     VALUE         SHRS OR       SH/     PUT/  INVSTT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER        OF CLASS       CUSIP      (X$1000)      PRN AMT       PRN     CALL  DISCTN  MANGR  SOLE  SHARED  NONE
Cambrex Corp.                    Common      132011107      3,433.00     156,400    SH             Sole   No     Sole
Capital Federal Financial        Common      14057C106        727.30      22,600    SH             Sole   No     Sole
Comarco Inc.                     Common      200080109      2,157.30     347,950    SH             Sole   No     Sole
Dusa Pharmaceutical              Common      266898105        687.70      59,000    SH             Sole   No     Sole
Golar LNG Limited             Sponsored ADR  G9456A100      2,013.00     128,800    SH             Sole   No     Sole
Green Mountain Power Corp.       Common      393154109        659.10      25,300    SH             Sole   No     Sole
Home Depot                       Common      437076102      3,943.50     100,600    SH             Sole   No     Sole
Laboratory Corp. of America      Common      50540R409      1,766.30      40,400    SH             Sole   No     Sole
Lightbridge Inc.                 Common      532226107        309.00      64,100    SH             Sole   No     Sole
Longview Fibre                   Common      543213102        428.50      28,100    SH             Sole   No     Sole
Luminex                          Common      55027E102      5,464.40     766,400    SH             Sole   No     Sole
Massey Energy                    Common      576206106     49,348.80   1,705,800    SH             Sole   No     Sole
New Jersey Resources             Common      646025106      4,450.50     107,500    SH             Sole   No     Sole
Northwest Bancorp                Common      667328108        997.50      44,000    SH             Sole   No     Sole
Palomar Medical Technologies     Common      697529303      6,400.60     292,000    SH             Sole   No     Sole
Protective Life Corp             Common      743674103      1,375.90      35,000    SH             Sole   No     Sole
QMED                             Common      747914109        884.50     122,800    SH             Sole   No     Sole
Questcor Pharmaceuticals         Common      74835Y101         54.40     120,900    SH             Sole   No     Sole
South Jersey Ind.                Common      838518108      3,662.40      76,700    SH             Sole   No     Sole
STAAR Surgical                   Common      852312305        503.90     152,700    SH             Sole   No     Sole
Third Wave Technology            Common      88428W108      4,324.10     628,500    SH             Sole   No     Sole
Westfield Financial              Common      96008D101      1,305.10      55,300    SH             Sole   No     Sole
Williams Companies               Common      969457100      1,657.70     137,000    SH             Sole   No     Sole
Zenith National                  Common      989390109      1,628.90      38,500    SH             Sole   No     Sole


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